Condensed financial information of the parent company (unaudited) (Details) - Schedule of income statement - Parent Company [Member] - USD ($)	10 Months Ended	12 Months Ended
	May 31, 2021	May 31, 2022
Condensed Income Statements, Captions [Line Items]
EQUITY IN INCOME OF SUBSIDIARIES AND VIE	$ 35,806	$ 38,811
COSTS AND EXPENSES
General and Administrative expenses
Total costs and expenses
INCOME BEFORE INCOME TAXES	35,806	38,811
PROVISION FOR INCOME TAXES
NET INCOME	35,806	38,811
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	7,040	(13,838)
COMPREHENSIVE INCOME	$ 42,846	$ 24,973